Commercial Acceptance Notes (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 18, 2018	Jun. 30, 2019	Jun. 30, 2018
Commercial Acceptance Notes (Textual)
Commercial acceptance notes	¥ 11,380
Annual discount rate	8.50%
Maturity date	May 31, 2019
Interest income		¥ 738	¥ 1,632